Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 — COMMITMENTS AND CONTINGENCIES:

The Company is obligated to repay certain research and development grants received from the Government of Israel in the form of a royalty rate on future sales of products derived from the funded research and development activities. The aggregate amount of royalties to be paid is determined based on 100% of the total grants received for qualified projects plus interest. The Company may be required to pay royalties based on previous years funding in periods after September 30, 2023, for the future sale of product that includes technology developed and funded with these research and development grants received to date.

As of September 30, 2023, the Company had received approximately $14,300 (approximately $15,668 including interest) and repaid approximately $10,275 in such grants.

During the nine months ended September 30, 2023, and the year ended December 31, 2022, the Company paid an amount of $73 and $221, respectively, due in regard to previous years.

As of September 30, 2023, and December 31, 2022, the Company had a liability to pay royalties in the amount of approximately $924 and $900, respectively.

NOTE 12 — COMMITMENTS AND CONTINGENCIES:

a.      As of December 31, 2021, the Company was obligated under noncancellable operating lease agreements for certain sales offices and vehicles.

Future minimum lease payments for noncancellable operating leases with initial or remaining terms in excess of one year are as follows:

Fiscal year ending December 31:

2022	573
2023	294
2024	42
Total minimum lease payments	909

b.      The Company is obligated to repay certain research and development grants received from the Government of Israel in the form of a royalty rate on future sales of products derived from the funded research and development activities (see also Note 2g). The aggregate amount of royalties to be paid is determined based on 100% of the total grants received for qualified projects plus interest based on LIBOR. The Company may be required to pay royalties based on previous years funding in periods after December 31, 2022, for the future sale of product that includes technology developed and funded with these research and development grants received to date.

As of December 31, 2022, the Company had received approximately $14,300 (approximately $15,500 including LIBOR) and repaid approximately $10,000 in such grants.

During the year 2022, the Company paid an amount of $221, due in regards to previous years.

As of December 31, 2022, and 2021, the Company had a liability to pay royalties in the amount of approximately $900 and $818, respectively.